Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Income Statement [Abstract]
Sales	$ 3,930,503	$ 4,515,222	$ 8,937,818	$ 11,133,223
Cost of sales	(2,144,952)	(2,400,005)	(4,668,316)	(5,555,191)
Gross profit	1,785,551	2,115,217	4,269,502	5,578,032
Operating Expenses:
General and adminstrative expenses	3,792,480	1,684,248	6,884,039	4,461,004
Depreciation expense	205,352	87,867	372,002	249,473
Research and development expenses	4,011	54,837	119,167	149,497
Total Operating Expenses	4,001,843	1,826,952	7,375,208	4,859,974
Income (Loss) from operations	(2,216,292)	288,265	(3,105,706)	718,058
Interest expense	(283,411)	(123,415)	(505,606)	(323,142)
Income (Loss) before provision for income taxes	(2,499,703)	164,850	(3,611,312)	394,916
(Provision) benefit for income taxes		92,000
Net income (loss) including noncontrolling interest	(2,499,703)	256,850	(3,611,312)	394,916
Less: Net income (loss) attributable to noncontrolling interest				(696)
Net income (loss) attributable to Biozone	$ (2,499,703)	$ 256,850	$ (3,611,312)	$ 395,612
Income (Loss) per common share	$ (0.04)	$ 0.01	$ (0.07)	$ 0.01
Basic and diluted weighted average common share outstanding	67,492,714	37,698,000	49,112,016	37,698,000